Share-based Compensation - LTIP (Details) - LTIP - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation
Determined monetary amount	$ 18,540,000	$ 30,416,000	$ 23,850,000
Awarded Shares
Share-based Compensation
Determined monetary amount	$ 3,306,000
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period	17,612,685	19,601,375
Purchased	10,259,133	2,725,515
Vested	(11,154,360)	(4,714,205)
As at end of period	16,717,458	17,612,685	19,601,375
Ordinary Shares Held by Trustee - Cost
As at beginning of period	$ 66,987,000	$ 76,064,000
Purchased	36,064,000	9,071,000
Vested	(42,127,000)	(18,148,000)
As at end of period	60,924,000	66,987,000	$ 76,064,000
Awards forfeited	$ 12,632,000	$ 7,332,000